Consolidated Statements of Changes in Equity (parentheticals) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / $
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings	$ 4,841,687
Foreign exchange rate | $ / $		66,947.00
IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings	5,804
IFRS 15 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings	1,272
IAS 29 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Retained earnings	$ 961,107